UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22621

Cohen & Steers Real Assets Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Real Assets Fund, Inc. annual shareholder report as of December 31, 2025 Class A - RAPAX

This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.15%
How did the Fund perform during the last year and what affected its performance?

The share class had a 17.42% total return in the 12 months ended December 31, 2025, compared with the Blended Benchmark,1 which returned 16.91%, and the MSCI World Index - net, which returned 21.09%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.1 Contributors included an underweight to paper packaging companies and no allocation to paper products or forestry, all of which declined. These sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns amid weak industry demand.

Stock selection and an underweight to global real estate securities also contributed to relative performance, led by security selection in the U.S., France and Australia. In the U.S., contributors included an overweight in Welltower, which rose materially amid indications of strengthening senior housing fundamentals, as well as not owning Alexandria Real Estate Equities, which declined sharply amid weak demand for life science properties. In France, the Fund was overweight two well-performing retail landlords. In Australia, an overweight in fund manager Charter Hall Group benefited from its office allocations and improved transaction and fundraising activity.

Stock selection in global listed infrastructure further aided relative returns, led by stock selection in the gas distribution, communications and midstream energy sectors. Contributors included the timing of our investments in gas supplier Sempra Energy and avoiding cell tower owner SBA Communications, which declined on disappointing results and concerns over a potential loss of tenants following AT&T's acquisition of wireless spectrum from EchoStar.

An overweight allocation to short-duration fixed income modestly detracted from relative performance. Short-duration fixed income had a positive total return but trailed the other assets as investors embraced risk throughout 2025.

Top contributing categories	Top detracting categories
Global Natural Resource Equities	Short-Duration Fixed Income
Global Real Estate Securities
Global Listed Infrastructure

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class A	Blended Benchmark[1]
MSCI World Index - net
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	12.13%	7.71%	6.21%
Without sales charge	17.42%	8.71%	6.70%
MSCI World Index - net	21.09%	12.15%	12.17%
Blended Benchmark[1]	16.91%	8.03%	6.63%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$1,522,068,583
Number of portfolio holdings (including derivatives)	376
Portfolio turnover rate	76%
Net advisory fees paid	$7,403,007
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.7%
Welltower, Inc.	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6%
Digital Realty Trust, Inc.	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Essex Property Trust, Inc.	1.1%
Crown Castle, Inc.	1.1%
Vinci SA (France)	1.0%

Strategy breakdown[5]	(%)
Global Real Estate Securities	26.4%
Commodity Futures	24.9%
Global Natural Resource Equities	17.5%
Global Listed Infrastructure	15.8%
Short-Duration Fixed Income	10.7%
Gold	4.7%

Country diversification[3,6]	(%)
United States	65.0%
Canada	7.8%
Japan	4.6%
Australia	3.2%
France	3.0%
United Kingdom	2.1%
Germany	1.3%
Switzerland	1.3%
Spain	1.1%
Other (includes short-term investments)	10.6%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index.

[2]	Reflects a 4.50% front-end sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. annual shareholder report as of December 31, 2025 Class C - RAPCX

This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.80%
How did the Fund perform during the last year and what affected its performance?

The share class had a 16.64% total return in the 12 months ended December 31, 2025, compared with the Blended Benchmark,1 which returned 16.91%, and the MSCI World Index - net, which returned 21.09%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.1 Contributors included an underweight to paper packaging companies and no allocation to paper products or forestry, all of which declined. These sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns amid weak industry demand.

Stock selection and an underweight to global real estate securities also contributed to relative performance, led by security selection in the U.S., France and Australia. In the U.S., contributors included an overweight in Welltower, which rose materially amid indications of strengthening senior housing fundamentals, as well as not owning Alexandria Real Estate Equities, which declined sharply amid weak demand for life science properties. In France, the Fund was overweight two well-performing retail landlords. In Australia, an overweight in fund manager Charter Hall Group benefited from its office allocations and improved transaction and fundraising activity.

Stock selection in global listed infrastructure further aided relative returns, led by stock selection in the gas distribution, communications and midstream energy sectors. Contributors included the timing of our investments in gas supplier Sempra Energy and avoiding cell tower owner SBA Communications, which declined on disappointing results and concerns over a potential loss of tenants following AT&T's acquisition of wireless spectrum from EchoStar.

An overweight allocation to short-duration fixed income modestly detracted from relative performance. Short-duration fixed income had a positive total return but trailed the other assets as investors embraced risk throughout 2025.

Top contributing categories	Top detracting categories
Global Natural Resource Equities	Short-Duration Fixed Income
Global Real Estate Securities
Global Listed Infrastructure
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class C	Blended Benchmark[1]
MSCI World Index - net
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge	15.64%[2]	8.02%	6.00%
Without sales charge	16.64%	8.02%	6.00%
MSCI World Index - net	21.09%	12.15%	12.17%
Blended Benchmark[1]	16.91%	8.03%	6.63%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$1,522,068,583
Number of portfolio holdings (including derivatives)	376
Portfolio turnover rate	76%
Net advisory fees paid	$7,403,007
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.7%
Welltower, Inc.	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6%
Digital Realty Trust, Inc.	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Essex Property Trust, Inc.	1.1%
Crown Castle, Inc.	1.1%
Vinci SA (France)	1.0%

Strategy breakdown[5]	(%)
Global Real Estate Securities	26.4%
Commodity Futures	24.9%
Global Natural Resource Equities	17.5%
Global Listed Infrastructure	15.8%
Short-Duration Fixed Income	10.7%
Gold	4.7%

Country diversification[3,6]	(%)
United States	65.0%
Canada	7.8%
Japan	4.6%
Australia	3.2%
France	3.0%
United Kingdom	2.1%
Germany	1.3%
Switzerland	1.3%
Spain	1.1%
Other (includes short-term investments)	10.6%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index.

[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. annual shareholder report as of December 31, 2025 Class I - RAPIX

This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.80%
How did the Fund perform during the last year and what affected its performance?

The share class had a 17.79% total return in the 12 months ended December 31, 2025, compared with the Blended Benchmark,1 which returned 16.91%, and the MSCI World Index - net, which returned 21.09%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.1 Contributors included an underweight to paper packaging companies and no allocation to paper products or forestry, all of which declined. These sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns amid weak industry demand.

Stock selection and an underweight to global real estate securities also contributed to relative performance, led by security selection in the U.S., France and Australia. In the U.S., contributors included an overweight in Welltower, which rose materially amid indications of strengthening senior housing fundamentals, as well as not owning Alexandria Real Estate Equities, which declined sharply amid weak demand for life science properties. In France, the Fund was overweight two well-performing retail landlords. In Australia, an overweight in fund manager Charter Hall Group benefited from its office allocations and improved transaction and fundraising activity.

Stock selection in global listed infrastructure further aided relative returns, led by stock selection in the gas distribution, communications and midstream energy sectors. Contributors included the timing of our investments in gas supplier Sempra Energy and avoiding cell tower owner SBA Communications, which declined on disappointing results and concerns over a potential loss of tenants following AT&T's acquisition of wireless spectrum from EchoStar.

An overweight allocation to short-duration fixed income modestly detracted from relative performance. Short-duration fixed income had a positive total return but trailed the other assets as investors embraced risk throughout 2025.

Top contributing categories	Top detracting categories
Global Natural Resource Equities	Short-Duration Fixed Income
Global Real Estate Securities
Global Listed Infrastructure
Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class I	Blended Benchmark[1]
MSCI World Index - net
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
Class I2	17.79%	9.10%	7.06%
MSCI World Index - net	21.09%	12.15%	12.17%
Blended Benchmark[1]	16.91%	8.03%	6.63%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$1,522,068,583
Number of portfolio holdings (including derivatives)	376
Portfolio turnover rate	76%
Net advisory fees paid	$7,403,007
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.7%
Welltower, Inc.	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6%
Digital Realty Trust, Inc.	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Essex Property Trust, Inc.	1.1%
Crown Castle, Inc.	1.1%
Vinci SA (France)	1.0%

Strategy breakdown[5]	(%)
Global Real Estate Securities	26.4%
Commodity Futures	24.9%
Global Natural Resource Equities	17.5%
Global Listed Infrastructure	15.8%
Short-Duration Fixed Income	10.7%
Gold	4.7%

Country diversification[3,6]	(%)
United States	65.0%
Canada	7.8%
Japan	4.6%
Australia	3.2%
France	3.0%
United Kingdom	2.1%
Germany	1.3%
Switzerland	1.3%
Spain	1.1%
Other (includes short-term investments)	10.6%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index.

[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. annual shareholder report as of December 31, 2025 Class R - RAPRX

This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$141	1.30%
How did the Fund perform during the last year and what affected its performance?

The share class had a 17.24% total return in the 12 months ended December 31, 2025, compared with the Blended Benchmark,1 which returned 16.91%, and the MSCI World Index - net, which returned 21.09%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.1 Contributors included an underweight to paper packaging companies and no allocation to paper products or forestry, all of which declined. These sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns amid weak industry demand.

Stock selection and an underweight to global real estate securities also contributed to relative performance, led by security selection in the U.S., France and Australia. In the U.S., contributors included an overweight in Welltower, which rose materially amid indications of strengthening senior housing fundamentals, as well as not owning Alexandria Real Estate Equities, which declined sharply amid weak demand for life science properties. In France, the Fund was overweight two well-performing retail landlords. In Australia, an overweight in fund manager Charter Hall Group benefited from its office allocations and improved transaction and fundraising activity.

Stock selection in global listed infrastructure further aided relative returns, led by stock selection in the gas distribution, communications and midstream energy sectors. Contributors included the timing of our investments in gas supplier Sempra Energy and avoiding cell tower owner SBA Communications, which declined on disappointing results and concerns over a potential loss of tenants following AT&T's acquisition of wireless spectrum from EchoStar.

An overweight allocation to short-duration fixed income modestly detracted from relative performance. Short-duration fixed income had a positive total return but trailed the other assets as investors embraced risk throughout 2025.

Top contributing categories	Top detracting categories
Global Natural Resource Equities	Short-Duration Fixed Income
Global Real Estate Securities
Global Listed Infrastructure
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class R	Blended Benchmark[1]
MSCI World Index - net
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
Class R2	17.24%	8.56%	6.54%
MSCI World Index - net	21.09%	12.15%	12.17%
Blended Benchmark[1]	16.91%	8.03%	6.63%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$1,522,068,583
Number of portfolio holdings (including derivatives)	376
Portfolio turnover rate	76%
Net advisory fees paid	$7,403,007
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.7%
Welltower, Inc.	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6%
Digital Realty Trust, Inc.	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Essex Property Trust, Inc.	1.1%
Crown Castle, Inc.	1.1%
Vinci SA (France)	1.0%

Strategy breakdown[5]	(%)
Global Real Estate Securities	26.4%
Commodity Futures	24.9%
Global Natural Resource Equities	17.5%
Global Listed Infrastructure	15.8%
Short-Duration Fixed Income	10.7%
Gold	4.7%

Country diversification[3,6]	(%)
United States	65.0%
Canada	7.8%
Japan	4.6%
Australia	3.2%
France	3.0%
United Kingdom	2.1%
Germany	1.3%
Switzerland	1.3%
Spain	1.1%
Other (includes short-term investments)	10.6%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index.

[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. annual shareholder report as of December 31, 2025 Class Z - RAPZX

This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$87	0.80%
How did the Fund perform during the last year and what affected its performance?

The share class had a 17.73% total return in the 12 months ended December 31, 2025, compared with the Blended Benchmark,1 which returned 16.91%, and the MSCI World Index - net, which returned 21.09%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.1 Contributors included an underweight to paper packaging companies and no allocation to paper products or forestry, all of which declined. These sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns amid weak industry demand.

Stock selection and an underweight to global real estate securities also contributed to relative performance, led by security selection in the U.S., France and Australia. In the U.S., contributors included an overweight in Welltower, which rose materially amid indications of strengthening senior housing fundamentals, as well as not owning Alexandria Real Estate Equities, which declined sharply amid weak demand for life science properties. In France, the Fund was overweight two well-performing retail landlords. In Australia, an overweight in fund manager Charter Hall Group benefited from its office allocations and improved transaction and fundraising activity.

Stock selection in global listed infrastructure further aided relative returns, led by stock selection in the gas distribution, communications and midstream energy sectors. Contributors included the timing of our investments in gas supplier Sempra Energy and avoiding cell tower owner SBA Communications, which declined on disappointing results and concerns over a potential loss of tenants following AT&T's acquisition of wireless spectrum from EchoStar.

An overweight allocation to short-duration fixed income modestly detracted from relative performance. Short-duration fixed income had a positive total return but trailed the other assets as investors embraced risk throughout 2025.

Top contributing categories	Top detracting categories
Global Natural Resource Equities	Short-Duration Fixed Income
Global Real Estate Securities
Global Listed Infrastructure
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class Z	Blended Benchmark[1]
MSCI World Index - net
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
Class Z2	17.73%	9.10%	7.07%
MSCI World Index - net	21.09%	12.15%	12.17%
Blended Benchmark[1]	16.91%	8.03%	6.63%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$1,522,068,583
Number of portfolio holdings (including derivatives)	376
Portfolio turnover rate	76%
Net advisory fees paid	$7,403,007
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.7%
Welltower, Inc.	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6%
Digital Realty Trust, Inc.	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Essex Property Trust, Inc.	1.1%
Crown Castle, Inc.	1.1%
Vinci SA (France)	1.0%

Strategy breakdown[5]	(%)
Global Real Estate Securities	26.4%
Commodity Futures	24.9%
Global Natural Resource Equities	17.5%
Global Listed Infrastructure	15.8%
Short-Duration Fixed Income	10.7%
Gold	4.7%

Country diversification[3,6]	(%)
United States	65.0%
Canada	7.8%
Japan	4.6%
Australia	3.2%
France	3.0%
United Kingdom	2.1%
Germany	1.3%
Switzerland	1.3%
Spain	1.1%
Other (includes short-term investments)	10.6%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index.

[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[6]	Excludes derivative instruments, if any.

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR (“Code of Ethics”) that applies to its Principal Executive Officer and Principal Financial Officer. The Code of Ethics was in effect during the reporting period. The registrant has not amended the Code of Ethics as described in Form N-CSR during the reporting period. The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the reporting period. Upon request, a copy of the Code of Ethics can be obtained free of charge by calling 800-330-7348 or writing to the Secretary of the Registrant, 1166 Avenue of the Americas, 30th Floor, New York, NY 10036.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors (the “Board”) has determined that Gerald J. Maginnis qualifies as an audit committee financial expert based on his years of experience in the public accounting profession. The Registrant’s Board has determined that Michael G. Clark qualifies as an audit committee financial expert based on his years of experience in the public accounting profession and the investment management and financial services industry. The Registrant’s Board has determined that Ramona Rogers-Windsor qualifies as an audit committee financial expert based on her years of experience in the investment management and financial services industry. Each of Messrs. Clark and Maginnis and Ms. Ramona Rogers-Windsor is a member of the Board’s audit committee, and each is independent as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the Registrant for the last two fiscal years ended December 31, 2025 and December 31, 2024 for professional services rendered by the Registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$61,765	$61,765
Audit-Related Fees	$0	$0
Tax Fees	$0	$10,200
All Other Fees	$0	$0

Tax fees were billed in connection with tax compliance services, including the review of federal and state tax returns.

(e)(1) The audit committee is required to pre-approve audit and non-audit services performed for the Registrant by the principal accountant. The audit committee also is required to pre-approve non-audit services performed by the Registrant’s principal accountant for the Registrant’s investment advisor and any sub-advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant, if the engagement for services relates directly to the operations and financial reporting of the Registrant.

The audit committee may delegate pre-approval authority to one or more of its members who are independent members of the Board of the Registrant. The member or members to whom such authority is delegated shall report any pre-approval decisions to the audit committee at its next scheduled meeting.

The audit committee may not delegate its responsibility to pre-approve services to be performed by the Registrant’s principal accountant to the investment advisor.

(e)(2) No services included in (b) – (d) above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant and for non-audit services rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant were:

	2025	2024
Registrant	$0	$10,200
Investment Advisor	$0	$0

(h) The Registrant’s audit committee considered whether the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant that were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 below.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Cohen & Steers Real Assets Fund, Inc.

We would like to share with you our report for the year ended December 31, 2025. The total returns for the Cohen & Steers Real Assets Fund, Inc. (the Fund) and its comparative benchmarks were:

	Six Months Ended December 31, 2025	Year Ended December 31, 2025
Cohen & Steers Real Assets Fund:
Class A	7.60%	17.42%
Class C	7.33%	16.64%
Class I	7.88%	17.79%
Class R	7.53%	17.24%
Class Z	7.80%	17.73%
MSCI World Index—net(a)	10.61%	21.09%
Blended Benchmark(a)	8.02%	16.91%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s net investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets.

Cohen & Steers Real Assets Fund, Inc.

(a)

The MSCI World Index—net is a free-float adjusted index that measures performance of large and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes. The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index—net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index—net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index. The FTSE EPRA Nareit Developed Real Estate Index—net is an unmanaged market-capitalization-weighted total-return index, which consists of publicly traded equity real estate investment trusts (REITs) and listed property companies from developed markets and is net of dividend withholding taxes. The Bloomberg Commodity Total Return Index is a broadly diversified index that tracks the commodity markets through commodity futures contracts. The index is made up of exchange-traded futures on physical commodities, which are weighted to account for economic significance and market liquidity. The S&P Global Natural Resources Index—net includes the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements and is net of dividend withholding taxes. The ICE BofA 1-3 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than 3 years. Gold is represented by the Gold Spot price in U.S. Dollars per Troy ounce. The Dow Jones Brookfield Global Infrastructure Index is a float-adjusted market-capitalization-weighted index that measures performance of globally domiciled companies that derive more than 70% of their cash flows from infrastructure lines of business.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2025

		Shares	Value
COMMON STOCK	58.8%
AGRIBUSINESS	5.2%
AGRICULTURAL PRODUCTS	0.8%
Bunge Global SA		138,531	$12,340,342

CONSTRUCTION MACHINERY & HEAVY TRUCKS	0.5%
AGCO Corp.		56,960	5,942,067
Kubota Corp. (Japan)		167,200	2,365,927

			8,307,994

FERTILIZERS & AGRICULTURAL CHEMICALS	1.7%
CF Industries Holdings, Inc.		30,508	2,359,489
Corteva, Inc.		123,680	8,290,270
Givaudan SA (Switzerland)		660	2,621,336
Mosaic Co.		226,782	5,463,178
Nutrien Ltd. (Canada)		108,939	6,723,715

			25,457,988

PACKAGED FOODS & MEATS	2.2%
Bakkafrost P (Faeroe Islands)		59,519	3,049,758
JBS NV, Class A(a)		305,431	4,404,315
Minerva SA (Brazil)(a)		1,403,170	1,474,932
Mowi ASA (Norway)		336,983	8,130,383
Pilgrim’s Pride Corp.		92,960	3,624,510
Smithfield Foods, Inc.		323,948	7,233,759
Tyson Foods, Inc., Class A		36,901	2,163,137
WH Group Ltd. (Hong Kong)(b)		2,555,000	2,846,294

			32,927,088

TOTAL AGRIBUSINESS			79,033,412

AIRPORTS	0.7%
Aena SME SA (Spain)(b)		59,544	1,666,831
Aeroports de Paris SA (France)		13,083	1,712,791
Auckland International Airport Ltd. (New Zealand)		304,894	1,462,271
Flughafen Zurich AG (Switzerland)		4,346	1,381,546
GMR Airports Ltd. (India)(a)		1,464,009	1,697,271
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)		84,654	2,730,929

			10,651,639

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares	Value
COMMUNICATIONS	2.0%
COMMUNICATIONS	0.7%
American Tower Corp.		63,925	$11,223,312
SES SA (Luxembourg)		5,250	34,119

			11,257,431

TOWER	1.3%
Cellnex Telecom SA (Spain)(b)		64,183	2,068,986
Crown Castle, Inc.		189,411	16,832,956

			18,901,942

TOTAL COMMUNICATIONS			30,159,373

ELECTRIC	4.7%
Alliant Energy Corp.		45,252	2,941,832
Black Hills Corp.		26,292	1,825,191
CenterPoint Energy, Inc.		141,596	5,428,791
Cia Paranaense de Energia—Copel (Brazil)		1,025,116	2,446,921
DTE Energy Co.		23,620	3,046,508
E.ON SE (Germany)		402,574	7,628,817
Entergy Corp.		22,179	2,050,005
Equatorial SA (Brazil)		136,446	958,652
Evergy, Inc.		28,791	2,087,060
Eversource Energy		77,122	5,192,624
National Grid PLC (United Kingdom)		825,290	12,698,618
NextEra Energy, Inc.		31,737	2,547,846
NTPC Ltd. (India)		322,161	1,182,484
OGE Energy Corp.		23,865	1,019,035
PG&E Corp.		451,897	7,261,985
Power Assets Holdings Ltd. (Hong Kong)		172,500	1,222,375
PPL Corp.		34,623	1,212,497
Redeia Corp. SA (Spain)		356,035	6,347,315
RWE AG (Germany)		34,454	1,832,593
Tenaga Nasional Bhd. (Malaysia)		607,200	2,052,928

			70,984,077

ENERGY	6.0%
COAL & CONSUMABLE FUELS	0.4%
Cameco Corp. (Canada)		33,968	3,107,733
Centrus Energy Corp., Class A(a)		7,099	1,723,353
Denison Mines Corp. (Canada)(a)		569,088	1,513,774

			6,344,860

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares	Value
INTEGRATED OIL & GAS	4.0%
BP PLC		403,607	$2,354,615
Cenovus Energy, Inc. (Canada)		173,451	2,934,343
Chevron Corp.		67,534	10,292,857
Exxon Mobil Corp.		93,021	11,194,147
Petroleo Brasileiro SA—Petrobras, ADR (Brazil)		89,021	1,054,899
Shell PLC		387,429	14,309,242
Suncor Energy, Inc. (Canada)		145,238	6,446,322
TotalEnergies SE (France)		174,128	11,375,672

			59,962,097

OIL & GAS EQUIPMENT & SERVICES	0.1%
Tenaris SA		90,347	1,752,962

OIL & GAS EXPLORATION & PRODUCTION	0.6%
Canadian Natural Resources Ltd. (Canada)		56,222	1,904,310
ConocoPhillips		49,088	4,595,128
Tamboran Resources Corp. (Australia)(a)		46,578	1,268,319
Venture Global, Inc., Class A		259,347	1,768,746

			9,536,503

OIL & GAS REFINING & MARKETING	0.8%
Reliance Industries Ltd., GDR (India)(b)		137,122	9,598,540
Valero Energy Corp.		13,649	2,221,921

			11,820,461

OIL & GAS STORAGE & TRANSPORTATION	0.1%
National Fuel Gas Co.		22,656	1,813,839

TOTAL ENERGY			91,230,722

ENVIRONMENTAL SERVICES	0.2%
Cleanaway Waste Management Ltd. (Australia)		1,008,479	1,743,092
Waste Connections, Inc.		7,011	1,229,600

			2,972,692

GAS DISTRIBUTION	1.8%
Atmos Energy Corp.		33,066	5,542,853
ENN Energy Holdings Ltd., (H Shares) (China)		335,857	2,986,278
Naturgy Energy Group SA (Spain)		37,007	1,127,277
NiSource, Inc.		89,747	3,747,835
Osaka Gas Co. Ltd. (Japan)		78,400	2,717,773
Sempra		122,424	10,808,815

			26,930,831

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares	Value
INDUSTRIALS	0.1%
CAPITAL GOODS	0.1%
MasTec, Inc.(a)		9,561	$2,078,275

MARINE PORTS	0.2%
International Container Terminal Services, Inc. (Philippines)		252,450	2,432,994

MATERIALS	0.2%
MATERIALS	0.1%
Interfor Corp. (Canada)(a)		244,695	1,526,057

PAPER PACKAGING	0.1%
International Paper Co.		53,715	2,115,834

TOTAL MATERIALS			3,641,891

METALS & MINING	5.7%
ALUMINUM	0.3%
Alcoa Corp.		35,745	1,899,489
Century Aluminum Co.(a)		66,002	2,585,959

			4,485,448

DIVERSIFIED METALS & MINING	2.2%
Anglo American PLC (South Africa)		163,568	6,801,856
Capstone Copper Corp. (Canada)(a)		261,836	2,628,757
Foran Mining Corp. (Canada)(a)		627,825	2,305,372
Freeport-McMoRan, Inc.		134,052	6,808,501
Glencore PLC (Australia)(a)		1,353,106	7,415,146
Hudbay Minerals, Inc. (Canada)		124,677	2,475,282
Rio Tinto PLC, ADR (Australia)		64,491	5,161,215

			33,596,129

GOLD	2.6%
Agnico Eagle Mines Ltd. (Canada)		42,758	7,248,764
Barrick Mining Corp. (Canada)		142,719	6,215,412
Coeur Mining, Inc.(a)		187,914	3,350,507
Newmont Corp.		111,580	11,141,263
Perpetua Resources Corp.(a)		139,290	3,372,211
Wheaton Precious Metals Corp. (Brazil)		70,648	8,302,553

			39,630,710

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares	Value
PRECIOUS METALS & MINERALS	0.1%
Valterra Platinum Ltd. (South Africa)		20,129	$1,687,666

STEEL	0.5%
ArcelorMittal SA (Luxembourg)		67,489	3,100,348
POSCO Holdings, Inc. (South Korea)		5,950	1,259,762
Steel Dynamics, Inc.		12,165	2,061,359
Vale SA, ADR (Brazil)		130,173	1,696,154

			8,117,623

TOTAL METALS & MINING			87,517,576

MIDSTREAM	4.6%
Cheniere Energy, Inc.		15,190	2,952,784
DT Midstream, Inc.		37,015	4,429,955
Enbridge, Inc. (Canada)		188,626	9,026,233
Keyera Corp. (Canada)		18,720	600,109
Keyera Corp., Subscription Receipts (Canada)		79,684	2,467,356
Kinetik Holdings, Inc.		45,871	1,653,650
Rockpoint Gas Storage, Inc., Class A (Canada)		69,978	1,427,550
South Bow Corp. (Canada)		60,701	1,669,493
Targa Resources Corp.		53,247	9,824,072
TC Energy Corp. (Canada)		321,884	17,724,668
Williams Cos., Inc.		311,373	18,716,631

			70,492,501

RAILWAYS	0.3%
Central Japan Railway Co. (Japan)		48,800	1,351,159
CSX Corp.		79,434	2,879,483
Norfolk Southern Corp.		4,097	1,182,886

			5,413,528

REAL ESTATE	25.3%
DATA CENTERS	2.5%
Digital Core REIT Management Pte. Ltd. (Singapore)		4,465,900	2,277,609
Digital Realty Trust, Inc.		132,917	20,563,589
Equinix, Inc.		17,762	13,608,534
GDS Holdings Ltd. (H Shares) (China)(a)		236,000	1,021,908

			37,471,640

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares	Value
DIVERSIFIED	5.4%
CapitaLand Integrated Commercial Trust (Singapore)		2,258,484	$4,199,297
Charter Hall Group (Australia)		236,478	3,858,543
Dexus (Australia)		1,124,357	5,199,854
Fastighets AB Balder, Class B (Sweden)(a)		258,051	1,911,593
Goodman Group (Australia)		609,297	12,596,913
Japan Metropolitan Fund Invest (Japan)		4,292	3,400,391
KDX Realty Investment Corp. (Japan)		1,573	1,766,411
Land Securities Group PLC (United Kingdom)		301,159	2,524,993
Link REIT (Hong Kong)		908,900	4,057,099
LondonMetric Property PLC (United Kingdom)		934,013	2,388,329
Merlin Properties Socimi SA (Spain)		167,643	2,448,885
Mitsubishi Estate Co. Ltd. (Japan)		295,100	7,198,526
Mitsui Fudosan Co. Ltd. (Japan)		550,800	6,260,849
Nomura Real Estate Master Fund, Inc. (Japan)		3,117	3,444,540
Nyfosa AB (Sweden)		87,183	703,600
Stockland (Australia)		997,854	3,815,710
Sumitomo Realty & Development Co. Ltd. (Japan)		209,400	5,256,389
Sun Hung Kai Properties Ltd. (Hong Kong)		462,500	5,627,706
Swiss Prime Site AG (Switzerland)		27,940	4,345,674
UOL Group Ltd. (Singapore)		118,000	802,334
Wihlborgs Fastigheter AB (Sweden)		119,346	1,182,895

			82,990,531

HEALTH CARE	3.7%
Aedifica SA (Belgium)		44,106	3,498,753
CareTrust REIT, Inc.		108,169	3,911,391
Healthcare Realty Trust, Inc., Class A		326,729	5,538,057
Omega Healthcare Investors, Inc.		89,808	3,982,087
PACS Group, Inc.(a)		29,293	1,124,558
Welltower, Inc.		207,558	38,524,840

			56,579,686

HOTEL	0.8%
Caesars Entertainment, Inc.(a)		111,961	2,618,768
Host Hotels & Resorts, Inc.		555,645	9,851,586

			12,470,354

INDUSTRIAL OFFICE	0.1%
Sirius Real Estate Ltd. (Germany)		731,502	949,545

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares	Value
INDUSTRIALS	2.9%
Catena AB (Sweden)		28,938	$1,416,961
Dream Industrial Real Estate Investment Trust (Canada)		647,622	5,935,729
First Industrial Realty Trust, Inc.		53,512	3,064,632
GLP J-REIT (Japan)		1,954	1,857,448
Nippon Prologis REIT, Inc. (Japan)		5,508	3,266,683
Prologis, Inc.		152,475	19,464,958
Segro PLC (United Kingdom)		141,952	1,378,444
Swedish Logistic Property AB, Class B (Sweden)(a)		227,067	1,022,313
Tritax Big Box REIT PLC (United Kingdom)		1,825,716	3,745,604
VGP NV (Belgium)		8,650	1,001,300
Warehouses De Pauw CVA (Belgium)		77,235	2,007,756

			44,161,828

OFFICE	1.4%
Atrium Ljungberg AB, Class B (Sweden)		151,238	545,633
BXP, Inc.		89,808	6,060,244
Great Portland Estates PLC (United Kingdom)		262,786	1,128,199
Hongkong Land Holdings Ltd. (Hong Kong)		354,100	2,460,995
Hudson Pacific Properties, Inc.(a)		22,816	247,097
Japan Real Estate Investment Corp. (Japan)		5,325	4,449,965
Keppel REIT (Singapore)		2,803,800	2,126,735
Kilroy Realty Corp.		98,191	3,669,397

			20,688,265

RESIDENTIAL	3.4%
Centurion Accommodation REIT (Singapore)(a)		2,803,200	2,420,688
Equity Residential		76,437	4,818,588
Essex Property Trust, Inc.		65,258	17,076,713
Invitation Homes, Inc.		387,376	10,765,179
LEG Immobilien SE (Germany)		16,955	1,240,363
Mitsui Fudosan Accommodations Fund, Inc. (Japan)		1,338	1,148,029
Sun Communities, Inc.		65,061	8,061,708
TAG Immobilien AG (Germany)		111,512	1,733,777
Vonovia SE (Germany)		117,549	3,390,044
Xior Student Housing NV (Belgium)(c)		35,923	1,222,174

			51,877,263

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares	Value
RETAIL	2.8%
Agree Realty Corp.		165,448	$11,917,219
Essential Properties Realty Trust, Inc.		97,392	2,888,647
Kimco Realty Corp.		312,335	6,331,030
Kite Realty Group Trust		112,403	2,694,300
Klepierre SA (France)		118,348	4,692,646
Mercialys SA (France)		137,108	1,778,868
Realty Income Corp.		38,717	2,182,477
Simon Property Group, Inc.		39,316	7,277,785
Unibail-Rodamco-Westfield (France)		23,453	2,556,648

			42,319,620

SELF STORAGE	1.3%
Big Yellow Group PLC (United Kingdom)		123,337	1,738,998
Extra Space Storage, Inc.		84,420	10,993,172
Public Storage		24,747	6,421,846
Safestore Holdings PLC (United Kingdom)		92,422	916,911

			20,070,927

SPECIALTY	0.9%
Gaming & Leisure Properties, Inc.		57,078	2,550,816
Iron Mountain, Inc.		105,974	8,790,543
Outfront Media, Inc.		77,036	1,856,568

			13,197,927

TIMBER	0.1%
Weyerhaeuser Co.		93,800	2,222,122

TOTAL REAL ESTATE			384,999,708

TOLL ROADS	1.1%
Vinci SA (France)		110,078	15,530,108
Zhejiang Expressway Co. Ltd., (H Shares) (China)		1,212,000	1,116,584

			16,646,692

TRANSPORT LOGISTICS	0.1%
Qube Holdings Ltd. (Australia)		589,736	1,877,283

WATER	0.6%
American Water Works Co., Inc.		34,950	4,560,975
H2O America		21,760	1,066,022
Pennon Group PLC (United Kingdom)		436,511	3,103,785

			8,730,782

TOTAL COMMON STOCK
(Identified cost—$759,292,250)			895,793,976

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares	Value
EXCHANGE-TRADED FUNDS	6.2%
CORPORATE BONDS	1.6%
State Street SPDR Portfolio Short Term Corporate Bond ETF		788,925	$23,825,535

GOLD	4.6%
iShares Gold Trust(a)		172,493	14,001,257
SPDR Gold MiniShares Trust(a)		656,427	56,039,173

			70,040,430

TOTAL EXCHANGE-TRADED FUNDS
(Identified cost—$54,296,899)			93,865,965

PREFERRED SECURITIES—EXCHANGE-TRADED	0.0%
BANKING	0.0%
Morgan Stanley, 6.875%, Series F(d)		1,547	38,845

INSURANCE	0.0%
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(e)		7,412	183,966

UTILITIES	0.0%
Algonquin Power & Utilities Corp., 8.659% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(f)		10,000	254,500

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED
(Identified cost—$474,491)			477,311

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	6.4%
BANKING	1.0%
Banco Santander SA, 4.75% to 11/12/26 (Spain)(d)(e)(g)		800,000	799,619
Bank of America Corp., 6.30% to 3/10/26, Series DD(d)(e)		950,000	950,291
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(e)		2,500,000	2,656,838
Citigroup, Inc., 6.25% to 8/15/26, Series T(d)(e)		1,200,000	1,202,044
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(d)(e)(g)		1,600,000	1,618,754
M&T Bank Corp., 5.40% to 7/30/30, due 7/30/35(e)		725,000	732,315

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Principal Amount*	Value
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(e)		3,000,000	$3,165,986
Truist Financial Corp., 4.783% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A(f)		600,000	596,421
Truist Financial Corp., 6.669% to 3/1/26, Series N(d)(e)		2,343,000	2,357,913
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(c)(d)(e)(g)		1,000,000	999,477

			15,079,658

INSURANCE	3.1%
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27 (Switzerland)(c)(d)(e)		2,400,000	2,422,910
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland)(c)(e)		981,000	992,742
AXA SA, 5.125% to 1/17/27, due 1/17/47 (France)(c)(e)		7,670,000	7,720,753
Cloverie PLC for Zurich Insurance Co. Ltd., 5.625% to 6/24/26, due 6/24/46 (Switzerland)(c)(e)		7,050,000	7,078,813
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(e)		3,155,000	3,232,390
Dai-ichi Life Insurance Co. Ltd., 4.00% to 7/24/26 (Japan)(b)(d)(e)		7,500,000	7,488,162
Meiji Yasuda Life Insurance Co., 5.10% to 4/26/28, due 4/26/48 (Japan)(b)(e)		2,400,000	2,434,992
Nippon Life Insurance Co., 4.00% to 9/19/27, due 9/19/47 (Japan)(b)(e)		2,115,000	2,102,003
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(b)(e)		14,008,000	14,042,418

			47,515,183

PIPELINES	1.2%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(e)		2,250,000	2,231,208
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(e)		7,816,000	7,860,551
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(e)		2,000,000	2,030,238
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(e)		5,987,000	6,016,989

			18,138,986

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Principal Amount*	Value
TELECOMMUNICATIONS	0.2%
Rogers Communications, Inc., 5.25% to 3/15/27, due 3/15/82 (Canada)(b)(e)		3,850,000	$3,851,226

UTILITIES	0.9%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(e)		1,656,000	1,670,460
Southern Co., 4.00% to 1/15/26, due 1/15/51, Series B(e)		11,400,000	11,436,657

			13,107,117

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER
(Identified cost—$96,874,152)			97,692,170

CORPORATE BONDS	10.4%
CONSUMER DISCRETIONARY PRODUCTS	0.2%
Volkswagen Group of America Finance LLC, 5.40%, due 3/20/26 (Germany)(b)		3,433,000	3,442,256

CONSUMER STAPLE PRODUCTS	0.3%
Mars, Inc., 4.45%, due 3/1/27(b)		1,775,000	1,788,251
Mars, Inc., 4.60%, due 3/1/28(b)		2,540,000	2,575,373

			4,363,624

ENERGY	0.1%
BP Capital Markets America, Inc., 5.017%, due 11/17/27		1,240,000	1,265,491

HEALTH CARE	0.5%
AbbVie, Inc., 4.65%, due 3/15/28		1,450,000	1,475,317
Eli Lilly & Co., 4.00%, due 10/15/28		4,750,000	4,782,806
Johnson & Johnson, 4.55%, due 3/1/28		1,720,000	1,753,052

			8,011,175

INDUSTRIAL PRODUCTS	0.1%
John Deere Capital Corp., 4.20%, due 7/15/27		945,000	952,569

OIL & GAS	0.1%
Repsol E&P Capital Markets U.S. LLC, 4.805%, due 9/16/28 (Spain)(b)		1,300,000	1,312,457
Repsol E&P Capital Markets U.S. LLC, 5.204%, due 9/16/30 (Spain)(b)		750,000	760,984

			2,073,441

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Principal Amount*	Value
PIPELINES	0.2%
South Bow USA Infrastructure Holdings LLC, 4.911%, due 9/1/27 (Canada)		2,903,000	$2,931,258
South Bow USA Infrastructure Holdings LLC, 5.026%, due 10/1/29 (Canada)		700,000	710,323

			3,641,581

REAL ESTATE	5.6%
American Homes 4 Rent LP, 4.25%, due 2/15/28		2,551,000	2,558,257
American Tower Corp., 1.60%, due 4/15/26		12,069,000	11,988,633
American Tower Corp., 3.125%, due 1/15/27		1,250,000	1,238,703
American Tower Corp., 5.80%, due 11/15/28		1,600,000	1,670,801
AvalonBay Communities, Inc., 2.95%, due 5/11/26		1,275,000	1,270,584
Boston Properties LP, 3.65%, due 2/1/26		4,283,000	4,280,024
Brixmor Operating Partnership LP, 4.125%, due 6/15/26		1,899,000	1,898,257
Crown Castle, Inc., 3.70%, due 6/15/26		1,015,000	1,012,889
Crown Castle, Inc., 4.45%, due 2/15/26		2,338,000	2,337,696
Crown Castle, Inc., 4.80%, due 9/1/28		1,525,000	1,549,069
Crown Castle, Inc., 5.00%, due 1/11/28		2,479,000	2,519,361
CubeSmart LP, 3.125%, due 9/1/26		2,051,000	2,038,132
Equinix, Inc., 1.45%, due 5/15/26		3,299,000	3,269,322
ERP Operating LP, 3.25%, due 8/1/27		1,400,000	1,387,590
Essex Portfolio LP, 3.375%, due 4/15/26		2,756,000	2,749,775
Federal Realty OP LP, 1.25%, due 2/15/26		4,518,000	4,499,609
Federal Realty OP LP, 3.25%, due 7/15/27		2,250,000	2,224,787
Healthcare Realty Holdings LP, 3.50%, due 8/1/26		7,791,000	7,751,160
Kimco Realty OP LLC, 3.25%, due 8/15/26		1,559,000	1,550,290
Realty Income Corp., 0.75%, due 3/15/26		500,000	496,662
Realty Income Corp., 3.20%, due 1/15/27		587,000	582,533
Realty Income Corp., 5.05%, due 1/13/26		1,583,000	1,583,251
Regency Centers LP, 3.60%, due 2/1/27		1,180,000	1,175,280
SBA Communications Corp., 3.875%, due 2/15/27		1,400,000	1,390,495
Scentre Group Trust 1/Scentre Group Trust 2, 3.625%, due 1/28/26 (Australia)(b)		5,869,000	5,866,517
Tanger Properties LP, 3.875%, due 7/15/27		2,000,000	1,990,567
UDR, Inc., 2.95%, due 9/1/26		250,000	248,518
UDR, Inc., 3.50%, due 7/1/27		2,037,000	2,020,961

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Principal Amount*	Value
Ventas Realty LP, 4.125%, due 1/15/26		5,672,000	$5,671,474
VICI Properties LP, 4.75%, due 4/1/28		515,000	520,545
VICI Properties LP/VICI Note Co., Inc., 4.50%, due 1/15/28(b)		1,587,000	1,591,544
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(b)		1,525,000	1,542,744
Welltower OP LLC, 4.25%, due 4/15/28		1,877,000	1,890,301

			84,366,331

RETAIL & WHOLESALE—DISCRETIONARY	0.2%
Home Depot, Inc., 4.875%, due 6/25/27		2,200,000	2,238,684

TELECOMMUNICATIONS	1.3%
AT&T, Inc., 2.30%, due 6/1/27		3,309,000	3,235,054
AT&T, Inc., 4.25%, due 3/1/27		374,000	374,909
Crown Castle, Inc., 1.05%, due 7/15/26		3,800,000	3,738,128
T-Mobile USA, Inc., 2.25%, due 2/15/26		6,378,000	6,363,651
T-Mobile USA, Inc., 2.625%, due 4/15/26		2,230,000	2,221,381
T-Mobile USA, Inc., 3.75%, due 4/15/27		1,750,000	1,745,045
T-Mobile USA, Inc., 4.75%, due 2/1/28		2,250,000	2,250,950

			19,929,118

UTILITIES	1.8%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		1,740,000	1,748,580
Dominion Energy, Inc., 4.60%, due 5/15/28		1,380,000	1,397,429
Dominion Energy, Inc., 1.45%, due 4/15/26, Series A		1,281,000	1,271,636
DTE Energy Co., 4.875%, due 6/1/28		2,995,000	3,049,842
DTE Energy Co., 4.95%, due 7/1/27		910,000	922,382
Duke Energy Corp., 4.85%, due 1/5/27		1,405,000	1,418,551
Enel Finance International NV, 4.125%, due 9/30/28 (Italy)(b)		3,800,000	3,794,359
Exelon Corp., 3.40%, due 4/15/26		2,067,000	2,063,249
NextEra Energy Capital Holdings, Inc., 4.685%, due 9/1/27		1,855,000	1,878,042
NiSource, Inc., 3.49%, due 5/15/27		1,934,000	1,922,685
WEC Energy Group, Inc., 4.75%, due 1/9/26		7,594,000	7,594,869
WEC Energy Group, Inc., 5.60%, due 9/12/26		401,000	405,134

			27,466,758

TOTAL CORPORATE BONDS
(Identified cost—$156,900,380)			157,751,028

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Principal Amount*	Value
U.S. TREASURY NOTES	0.3%
U.S. Treasury Notes, 4.125%, due 2/28/27		4,000,000	$4,027,500

TOTAL U.S. TREASURY NOTES
(Identified cost—$4,006,024)			4,027,500

		Shares
RIGHTS—REAL ESTATE—OFFICE	0.0%
Keppel REIT, expires 1/9/26 (Singapore)(a)		644,874	7,525

TOTAL RIGHTS
(Identified cost—$0)			7,525

WARRANTS	0.0%
AGRIBUSINESS	0.0%
Minerva SA, due , exercise price $5.17, expires 4/7/28 (Brazil)(a)		197,322	78,140

REAL ESTATE—OFFICE	0.0%
Hudson Pacific Properties, Inc., exercise price $0.07(a)(h)		40,101	431,487

TOTAL WARRANTS
(Identified cost—$623,167)			509,627

SHORT-TERM INVESTMENTS	17.4%
MONEY MARKET FUNDS	2.7%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.74%(i)		22,367,017	22,367,017
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(i)		18,106,980	18,106,980

			40,473,997

		Principal Amount*
U.S. TREASURY BILLS	7.3%
U.S. Treasury Bills, 3.611%, due 3/17/26(j)(k)		21,022,000	20,871,552
U.S. Treasury Bills, 3.614%, due 3/17/26(j)(k)		40,978,000	40,684,733
U.S. Treasury Bills, 3.844%, due 3/17/26(j)(k)		50,000,000	49,642,166

			111,198,451

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Principal Amount*	Value
U.S. TREASURY NOTES	7.4%
U.S. Treasury Floating Rate Notes, 3.847% (3 Month Treasury Money Market Yield + 0.245%), due 1/31/26(f)		113,000,000	$112,998,232

TOTAL SHORT-TERM INVESTMENTS
(Identified cost—$264,635,539)			264,670,680

TOTAL INVESTMENTS IN SECURITIES
(Identified cost—$1,337,102,902)	99.5%		1,514,795,782
OTHER ASSETS IN EXCESS OF LIABILITIES(l)	0.5		7,272,801

NET ASSETS	100.0%		$1,522,068,583

Over-the-Counter Total Return Swap Contracts

Counterparty	Notional Amount	Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity	Position	Maturity Date	Unrealized Appreciation (Depreciation)	Premiums Paid (Received)	Value
BNP Paribas	$355,014,084	0.075%	Monthly	BNPXDDIC Index(m)	Long	6/5/26	$448,998	$ —	$448,998

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	110	January 19, 2026	$7,194,276	$8,191,700	$997,424
Aluminum HG LME	108	February 16, 2026	7,469,769	8,064,495	594,726
Aluminum HG LME	110	March 16, 2026	7,617,687	8,234,793	617,106
Aluminum HG LME	112	April 13, 2026	8,097,262	8,400,672	303,410
Aluminum HG LME	112	May 18, 2026	8,112,975	8,414,672	301,697
Brent Crude Oil(n)	172	February 27, 2026	10,859,914	10,404,280	(455,634)
Brent Crude Oil(n)	170	March 31, 2026	10,736,725	10,254,400	(482,325)
Coffee C	80	May 18, 2026	10,828,923	10,000,500	(828,423)
Copper	80	May 27, 2026	9,488,947	11,476,000	1,987,053
Copper	82	July 29, 2026	11,305,588	11,871,550	565,962
Corn	799	May 14, 2026	18,167,438	17,907,587	(259,851)
Cotton No.2	101	May 6, 2026	3,294,369	3,312,800	18,431
Cotton No.2	48	July 9, 2026	1,615,460	1,603,920	(11,540)
Gasoline RBOB	17	February 27, 2026	1,277,226	1,243,431	(33,795)
Gasoline RBOB	25	March 31, 2026	2,121,860	2,059,680	(62,180)

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

Futures Contracts—(Continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Gasoline RBOB	40	April 30, 2026	$3,398,120	$3,305,736	$(92,384)
Gold 100 oz	2	February 25, 2026	893,257	868,220	(25,037)
Gold 100 oz	171	April 28, 2026	66,254,105	74,793,690	8,539,585
KC HRW Wheat	207	May 14, 2026	5,605,572	5,464,800	(140,772)
Lead LME	62	January 19, 2026	3,133,795	3,069,899	(63,896)
Lead LME	60	March 16, 2026	3,081,548	3,011,535	(70,013)
Lead LME	64	May 18, 2026	3,285,709	3,252,624	(33,085)
Lead LME	30	June 15, 2026	1,542,696	1,532,168	(10,528)
Lean Hogs(n)	17	February 13, 2026	610,795	578,680	(32,115)
Lean Hogs(n)	152	April 15, 2026	5,209,377	5,465,920	256,543
Live Cattle	93	April 30, 2026	8,359,651	8,637,840	278,189
Live Cattle	56	August 31, 2026	4,885,770	5,007,520	121,750
Low Sulphur Gasoil	68	April 10, 2026	4,290,832	4,142,900	(147,932)
Low Sulphur Gasoil	67	May 12, 2026	4,190,372	4,053,500	(136,872)
Natural Gas	562	February 25, 2026	20,565,026	17,590,600	(2,974,426)
Natural Gas	279	April 28, 2026	10,398,638	9,011,700	(1,386,938)
Nickel LME	43	January 19, 2026	3,968,671	4,268,757	300,086
Nickel LME	126	March 16, 2026	11,626,784	12,579,031	952,247
Nickel LME	42	April 13, 2026	3,921,420	4,204,073	282,653
Nickel LME	89	May 18, 2026	7,959,261	8,941,793	982,532
NY Harbor ULSD	36	March 31, 2026	3,309,593	3,132,108	(177,485)
NY Harbor ULSD	36	April 30, 2026	3,266,853	3,098,088	(168,765)
Silver	47	May 27, 2026	10,469,543	16,729,650	6,260,107
Silver	47	July 29, 2026	14,551,825	16,866,655	2,314,830
Soybean	194	March 13, 2026	10,583,927	10,160,750	(423,177)
Soybean	195	May 14, 2026	10,860,166	10,344,750	(515,416)
Soybean Meal	375	May 14, 2026	11,754,048	11,400,000	(354,048)
Soybean Oil	215	March 13, 2026	6,609,806	6,264,240	(345,566)
Soybean Oil	219	May 14, 2026	6,824,616	6,450,426	(374,190)
Sugar #11 (World)	457	April 30, 2026	7,785,215	7,503,574	(281,641)
Wheat	335	May 14, 2026	9,000,426	8,684,875	(315,551)
WTI Crude Oil	152	March 20, 2026	8,829,968	8,674,640	(155,328)
WTI Crude Oil	152	April 21, 2026	8,828,716	8,664,000	(164,716)
Zinc LME	53	January 19, 2026	3,662,888	4,098,967	436,079
Zinc LME	52	February 16, 2026	3,910,870	4,043,052	132,182
Zinc LME	52	March 16, 2026	3,903,979	4,054,596	150,617
Zinc LME	54	April 13, 2026	4,199,475	4,214,916	15,441
Zinc LME	54	May 18, 2026	4,193,375	4,218,291	24,916

			$423,915,107	$439,825,044	$15,909,937

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

Futures Contracts—(Continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
SHORT FUTURES OUTSTANDING
Aluminum HG LME	110	January 19, 2026	$(7,593,039)	$(8,191,700)	$(598,661)
Aluminum HG LME	108	February 16, 2026	(7,764,792)	(8,064,495)	(299,703)
Aluminum HG LME	110	March 16, 2026	(7,933,474)	(8,234,792)	(301,318)
Aluminum HG LME	4	April 13, 2026	(291,042)	(300,024)	(8,982)
Aluminum HG LME	4	May 18, 2026	(291,542)	(300,524)	(8,982)
Lead LME	62	January 19, 2026	(3,121,239)	(3,069,899)	51,340
Lead LME	60	March 16, 2026	(3,019,053)	(3,011,535)	7,518
Lead LME	1	May 18, 2026	(49,595)	(50,822)	(1,227)
Lead LME	30	June 15, 2026	(1,581,310)	(1,532,168)	49,142
Nickel LME	43	January 19, 2026	(3,969,275)	(4,268,757)	(299,482)
Nickel LME	126	March 16, 2026	(11,324,385)	(12,579,031)	(1,254,646)
Nickel LME	42	April 13, 2026	(3,824,344)	(4,204,073)	(379,729)
Nickel LME	3	May 18, 2026	(261,312)	(301,409)	(40,097)
Zinc LME	53	January 19, 2026	(3,989,819)	(4,098,967)	(109,148)
Zinc LME	52	February 16, 2026	(4,066,304)	(4,043,052)	23,252
Zinc LME	52	March 16, 2026	(4,051,713)	(4,054,596)	(2,883)
Zinc LME	2	April 13, 2026	(153,375)	(156,108)	(2,733)
Zinc LME	2	May 18, 2026	(153,243)	(156,233)	(2,990)

			$(63,438,856)	$(66,618,185)	$(3,179,329)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
HG	High Grade
HRW	Hard Red Winter
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
ULSD	Ultra Low Sulfur Diesel
USD	United States Dollar
WTI	West Texas Intermediate

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

Fair Value Hierarchy as of Year End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$895,793,976	$—	$—	$895,793,976
Exchange-Traded Funds	93,865,965	—	—	93,865,965
Preferred Securities—Exchange-Traded	477,311	—	—	477,311
Preferred Securities—Over-the-Counter	—	97,692,170	—	97,692,170
Corporate Bonds	—	157,751,028	—	157,751,028
U.S. Treasury Notes	—	4,027,500	—	4,027,500
Rights	—	7,525	—	7,525
Warrants:
Real Estate—Office	—	431,487	—	431,487
Other Industries	78,140	—	—	78,140
Short-Term Investments	—	264,670,680	—	264,670,680

Total Investments in Securities	$990,215,392	$524,580,390	$—	$1,514,795,782

Futures Contracts	$26,564,818	$—	$—	$26,564,818
Total Return Swaps Contracts	—	448,998	—	448,998

Total Derivative Assets	$26,564,818	$448,998	$—	$27,013,816

Futures Contracts	$(13,834,210)	$—	$—	$(13,834,210)

Total Derivative Liabilities	$(13,834,210)	$—	$—	$(13,834,210)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Non–income producing security.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $68,773,937 which represents 4.5% of the net assets of the Fund, of which 0.0% are illiquid.

(c)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $20,436,869 which represents 1.3% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Security converts to floating rate after the indicated fixed–rate coupon period.
(f)	Variable rate. Rate shown is in effect at December 31, 2025.
(g)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $3,417,850 or 0.2% of the net assets of the Fund.

(h)	These warrants do not have a stated expiration date.
(i)	Rate quoted represents the annualized seven–day yield.
(j)	The rate shown is the effective yield on the date of purchase.
(k)	All or a portion of this security has been pledged as collateral for futures contracts. $32,683,409 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(l)	Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at December 31, 2025.
(m)

The BNP Paribas Daily CDI Carry Index (BNPXDDIC Index) seeks to capture the difference in carry costs between different commodity futures contracts while maintaining a diversified exposure and managing the risk of the portfolio. The Fund has indirect exposure to all of the below underlying positions that make up the custom index at December 31, 2025. When applicable, the table is limited to the largest 50 positions (based on absolute market value).

Commodity Name	Expiration Date	Weight	Quantity[1]	12/31/25 Value[1]
Gold 100 oz	December 29, 2026	3.09%	24	10,989,947
Gold 100 oz	February 25, 2026	-3.09%	(25)	(10,982,383)
WTI Crude Oil	September 22, 2026	2.23%	139	7,915,605
WTI Crude Oil	June 22, 2026	-2.23%	(139)	(7,915,020)
WTI Crude Oil	February 20, 2026	2.23%	138	7,913,895
WTI Crude Oil	May 19, 2026	-2.23%	(139)	(7,913,618)
WTI Crude Oil	April 21, 2026	-2.23%	(139)	(7,913,122)
WTI Crude Oil	January 20, 2026	2.23%	138	7,912,633
WTI Crude Oil	May 20, 2027	-2.06%	(128)	(7,328,697)
Brent Crude Oil	January 30, 2026	1.98%	116	7,044,618
Brent Crude Oil	February 27, 2026	1.98%	116	7,037,372
Brent Crude Oil	May 29, 2026	-1.98%	(117)	(7,035,927)
Brent Crude Oil	April 30, 2026	-1.98%	(117)	(7,034,808)
Copper	June 15, 2026	1.86%	21	6,599,855

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

Commodity Name	Expiration Date	Weight	Quantity[1]	12/31/25 Value[1]
Copper	March 16, 2026	-1.86%	(21)	(6,598,106)
Copper	February 16, 2026	-1.86%	(21)	(6,597,242)
Natural Gas	November 25, 2026	-1.74%	(139)	(6,181,613)
Natural Gas	September 28, 2026	1.71%	162	6,095,067
Natural Gas	May 27, 2026	1.70%	176	6,026,546
Natural Gas	March 27, 2026	-1.68%	(189)	(5,956,657)
Brent Crude Oil	March 31, 2026	1.66%	98	5,910,027
Natural Gas	February 25, 2026	-1.66%	(188)	(5,892,127)
WTI Crude Oil	December 21, 2026	1.56%	97	5,540,529
Corn	July 14, 2026	-1.50%	(234)	(5,322,217)
Corn	May 14, 2026	-1.50%	(237)	(5,319,352)
Corn	December 14, 2026	1.50%	231	5,316,556
Natural Gas	April 28, 2026	1.43%	157	5,085,385
Soybean	November 13, 2026	1.37%	91	4,868,279
Soybean	July 14, 2026	1.37%	90	4,859,714
Soybean	May 14, 2026	-1.36%	(91)	(4,851,144)
Soybean	March 13, 2026	-1.36%	(92)	(4,844,651)
Corn	September 14, 2026	1.16%	184	4,136,904
Brent Crude Oil	October 31, 2028	1.04%	59	3,710,996
Aluminum HG LME	December 14, 2026	1.00%	47	3,566,600
Brent Crude Oil	June 30, 2026	-0.96%	(56)	(3,400,413)
Brent Crude Oil	November 30, 2026	0.92%	54	3,282,362
Live Cattle	April 30, 2026	0.88%	34	3,118,771
Live Cattle	June 30, 2026	-0.88%	(34)	(3,115,713)
Wheat	July 14, 2026	0.75%	100	2,654,126
Zinc LME	March 16, 2026	-0.75%	(34)	(2,653,402)
Zinc LME	February 16, 2026	0.75%	34	2,651,293
Low Sulphur Gasoil	September 10, 2026	-0.75%	(44)	(2,651,041)
Low Sulphur Gasoil	July 10, 2026	-0.74%	(44)	(2,646,643)
Low Sulphur Gasoil	June 11, 2026	0.74%	44	2,644,465
Low Sulphur Gasoil	May 12, 2026	0.74%	44	2,640,183
Soybean Meal	July 14, 2026	-0.74%	(85)	(2,639,267)
Low Sulphur Gasoil	April 10, 2026	0.74%	43	2,637,062
Low Sulphur Gasoil	February 12, 2026	-0.74%	(42)	(2,632,108)
Gasoline RBOB	April 30, 2026	0.74%	32	2,626,851
Gasoline RBOB	November 30, 2026	-0.74%	(38)	(2,626,439)

[1]	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of December 31, 2025

(n)	Futures contracts are cash settled based upon the price of the underlying commodity.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS:
Investments in securities, at value (Identified cost—$1,337,102,902)	$1,514,795,782
Cash	67,807
Cash collateral pledged for total return swap contracts	1,460,000
Foreign currency, at value (Identified cost—$1,960,562)	1,959,970
Cash collateral pledged for futures contracts	1,613,052
Receivable for:
Dividends and interest	7,269,626
Fund shares sold	3,145,256
Investment securities sold	202,906
Total return swap contracts, at value	448,998
Other assets	17,744

Total Assets	1,530,981,141

LIABILITIES:
Payable for:
Variation margin on futures contracts	6,422,790
Investment advisory fees	679,055
Fund shares redeemed	476,160
Investment securities purchased	448,802
Shareholder servicing fees	291,640
Administration fees	103,076
Foreign capital gains tax	25,664
Distribution fees	4,456
Directors’ fees	211
Other liabilities	460,704

Total Liabilities	8,912,558

NET ASSETS	$1,522,068,583

NET ASSETS consist of:
Paid-in capital	$1,362,150,825
Total distributable earnings/(accumulated loss)	159,917,758

$1,522,068,583

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES—(Continued)

December 31, 2025

CLASS A SHARES:
NET ASSETS	$11,210,753
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,017,315

Net asset value and redemption price per share	$11.02

Maximum offering price per share ($11.02 ÷ 0.955)(a)	$11.54

CLASS C SHARES:
NET ASSETS	$3,171,312
Shares issued and outstanding ($0.001 par value common stock outstanding)	288,628

Net asset value and offering price per share(b)	$10.99

CLASS I SHARES:
NET ASSETS	$1,479,478,509
Shares issued and outstanding ($0.001 par value common stock outstanding)	134,042,677

Net asset value, offering and redemption price per share	$11.04

CLASS R SHARES:
NET ASSETS	$16,022
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,436

Net asset value, offering and redemption price per share	$11.16

CLASS Z SHARES:
NET ASSETS	$28,191,987
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,559,764

Net asset value, offering and redemption price per share	$11.01

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

Investment Income:
Dividends (net of $1,285,845 of foreign withholding tax)	$27,312,777
Interest	18,605,747

Total Investment Income	45,918,524

Expenses:
Investment advisory fees	9,739,822
Distribution fees—Class A	26,931
Distribution fees—Class C	26,996
Distribution fees—Class R	76
Shareholder servicing fees—Class A	10,772
Shareholder servicing fees—Class C	8,999
Shareholder servicing fees—Class I	943,651
Administration fees	1,199,844
Registration and filing fees	254,383
Custodian fees and expenses	148,090
Transfer agent fees and expenses	100,644
Shareholder reporting expenses	99,938
Professional fees	92,035
Directors’ fees and expenses	75,637
Miscellaneous	75,302

Total Expenses	12,803,120
Reduction of Expenses (See Note 2)	(2,336,815)

Net Expenses	10,466,305

Net Investment Income (Loss)	35,452,219

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	22,713,242
Futures contracts	23,956,001
Total return swap contracts	277,826
Written option contracts	115,388
Foreign currency transactions	45,685

Net realized gain (loss)	47,108,142

Net change in unrealized appreciation (depreciation) on:
Investments in securities (net of increase in accrued foreign capital gains tax of $25,664)	116,874,061
Futures contracts	10,144,732
Total return swap contracts	448,998
Written option contracts	134
Foreign currency translations	8,695

Net change in unrealized appreciation (depreciation)	127,476,620

Net Realized and Unrealized Gain (Loss)	174,584,762

Net Increase (Decrease) in Net Assets Resulting from Operations	$210,036,981

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Change in Net Assets:
From Operations:
Net investment income (loss)	$35,452,219	$26,508,208
Net realized gain (loss)	47,108,142	2,307,194
Net change in unrealized appreciation (depreciation)	127,476,620	5,842,959

Net increase (decrease) in net assets resulting from operations	210,036,981	34,658,361

Distributions to Shareholders:
Class A	(549,846)	(188,408)
Class C	(136,175)	(49,859)
Class I	(76,599,509)	(19,084,559)
Class R	(743)	(545)
Class Z	(1,448,683)	(506,244)
Tax Return of Capital to Shareholders:
Class A	(116,990)	(93,729)
Class C	(39,348)	(45,784)
Class I	(13,605,918)	(7,711,039)
Class R	(163)	(287)
Class Z	(280,923)	(209,647)

Total distributions	(92,778,298)	(27,890,101)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	344,070,705	200,661,935

Total increase (decrease) in net assets	461,329,388	207,430,195
Net Assets:
Beginning of year	1,060,739,195	853,309,000

End of year	$1,522,068,583	$1,060,739,195

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the consolidated financial statements. They should be read in conjunction with the consolidated financial statements and notes thereto.

	Class A
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$ 9.98	$9.87	$9.77	$10.28	$9.15

Income (loss) from investment operations:

Net investment income (loss)(a)	0.26	0.27	0.26	0.16	0.07
Net realized and unrealized gain (loss)	1.46	0.12	0.07	(0.41)	2.02

Total from investment operations	1.72	0.39	0.33	(0.25)	2.09

Less dividends and distributions to shareholders from:

Net investment income	(0.56)	(0.19)	(0.21)	(0.23)	(0.79)
Net realized gain	—	—	—	(0.01)	(0.17)
Tax return of capital	(0.12)	(0.09)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.68)	(0.28)	(0.23)	(0.26)	(0.96)

Net increase (decrease) in net asset value	1.04	0.11	0.10	(0.51)	1.13

Net asset value, end of year	$11.02	$9.98	$9.87	$9.77	$10.28

Total return(b)(c)	17.42%	3.97%	3.45%	-2.38%	23.15%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$ 11.2	$10.5	$10.4	$16.7	$10.8

Ratios to average daily net assets:

Expenses (before expense reduction)	1.25%	1.27%	1.27%	1.33%	1.45%

Expenses (net of expense reduction)	1.15%	1.15%	1.15%	1.15%	1.15%

Net investment income (loss) (before expense reduction)	2.27%	2.53%	2.58%	1.39%	0.37%

Net investment income (loss) (net of expense reduction)	2.37%	2.65%	2.70%	1.57%	0.67%

Portfolio turnover rate(d)	76%	113%	104%	83%	71%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED FINANCIAL HIGHLIGHTS—(Continued)

	Class C
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.95	$9.84	$9.73	$10.26	$9.13

Income (loss) from investment operations:

Net investment income (loss)(a)	0.18	0.20	0.20	0.10	0.00 (b)
Net realized and unrealized gain (loss)	1.46	0.12	0.07	(0.42)	2.03

Total from investment operations	1.64	0.32	0.27	(0.32)	2.03

Less dividends and distributions to shareholders from:

Net investment income	(0.48)	(0.12)	(0.14)	(0.18)	(0.73)
Net realized gain	—	—	—	(0.01)	(0.17)
Tax return of capital	(0.12)	(0.09)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.60)	(0.21)	(0.16)	(0.21)	(0.90)

Net increase (decrease) in net asset value	1.04	0.11	0.11	(0.53)	1.13

Net asset value, end of year	$10.99	$9.95	$9.84	$9.73	$10.26

Total return(c)(d)	16.64%	3.23%	2.88%	-3.06%	22.44%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$3.2	$4.2	$5.9	$8.2	$3.4

Ratios to average daily net assets:

Expenses (before expense reduction)	1.90%	1.92%	1.92%	1.98%	2.10%

Expenses (net of expense reduction)	1.80%	1.80%	1.80%	1.80%	1.80%

Net investment income (loss) (before expense reduction)	1.60%	1.87%	1.93%	0.80%	(0.27)%

Net investment income (loss) (net of expense reduction)	1.70%	1.99%	2.05%	0.98%	0.03%

Portfolio turnover rate(e)	76%	113%	104%	83%	71%

(a)	Calculation based on average shares outstanding.
(b)	Amount is less than $0.005.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(d)	Does not reflect sales charges, which would reduce return.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED FINANCIAL HIGHLIGHTS—(Continued)

	Class I
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.00	$9.89	$9.79	$10.30	$9.16

Income (loss) from investment operations:

Net investment income (loss)(a)	0.30	0.30	0.30	0.20	0.11
Net realized and unrealized gain (loss)	1.46	0.13	0.07	(0.41)	2.03

Total from investment operations	1.76	0.43	0.37	(0.21)	2.14

Less dividends and distributions to shareholders from:

Net investment income	(0.60)	(0.23)	(0.25)	(0.27)	(0.83)
Net realized gain	—	—	—	(0.01)	(0.17)
Tax return of capital	(0.12)	(0.09)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.72)	(0.32)	(0.27)	(0.30)	(1.00)

Net increase (decrease) in net asset value	1.04	0.11	0.10	(0.51)	1.14

Net asset value, end of year	$11.04	$10.00	$9.89	$9.79	$10.30

Total return(b)	17.79%	4.33%	3.86%	-2.04%	23.62%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$1,479.5	$1,022.8	$813.7	$886.4	$368.7

Ratios to average daily net assets:

Expenses (before expense reduction)	0.98%	1.00%	1.00%	1.06%	1.18%

Expenses (net of expense reduction)	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income (loss) (before expense reduction)	2.56%	2.81%	2.88%	1.70%	0.70%

Net investment income (loss) (net of expense reduction)	2.74%	3.01%	3.08%	1.96%	1.08%

Portfolio turnover rate(c)	76%	113%	104%	83%	71%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED FINANCIAL HIGHLIGHTS—(Continued)

	Class R
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.10	$9.99	$9.88	$10.38	$9.23

Income (loss) from investment operations:

Net investment income (loss)(a)	0.24	0.26	0.25	0.13	0.06
Net realized and unrealized gain (loss)	1.48	0.12	0.08	(0.39)	2.03

Total from investment operations	1.72	0.38	0.33	(0.26)	2.09

Less dividends and distributions to shareholders from:

Net investment income	(0.54)	(0.18)	(0.20)	(0.21)	(0.77)
Net realized gain	—	—	—	(0.01)	(0.17)
Tax return of capital	(0.12)	(0.09)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.66)	(0.27)	(0.22)	(0.24)	(0.94)

Net increase (decrease) in net asset value	1.06	0.11	0.11	(0.50)	1.15

Net asset value, end of year	$11.16	$10.10	$9.99	$9.88	$10.38

Total return(b)	17.24%	3.78%	3.37%	-2.52%	22.96%

Ratios/Supplemental Data:

Net assets, end of year (in 000s)	$16.0	$32.0	$30.8	$42.3	$74.6

Ratios to average daily net assets:

Expenses (before expense reduction)	1.40%	1.42%	1.42%	1.48%	1.60%

Expenses (net of expense reduction)	1.30%	1.30%	1.30%	1.30%	1.30%

Net investment income (loss) (before expense reduction)	2.14%	2.38%	2.39%	1.06%	0.23%

Net investment income (loss) (net of expense reduction)	2.24%	2.50%	2.51%	1.24%	0.53%

Portfolio turnover rate(c)	76%	113%	104%	83%	71%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED FINANCIAL HIGHLIGHTS—(Continued)

	Class Z
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.98	$9.87	$9.77	$10.28	$9.14

Income (loss) from investment operations:

Net investment income (loss)(a)	0.30	0.30	0.30	0.19	0.11
Net realized and unrealized gain (loss)	1.45	0.13	0.07	(0.40)	2.03

Total from investment operations	1.75	0.43	0.37	(0.21)	2.14

Less dividends and distributions to shareholders from:

Net investment income	(0.60)	(0.23)	(0.25)	(0.27)	(0.83)
Net realized gain	—	—	—	(0.01)	(0.17)
Tax return of capital	(0.12)	(0.09)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.72)	(0.32)	(0.27)	(0.30)	(1.00)

Net increase (decrease) in net asset value	1.03	0.11	0.10	(0.51)	1.14

Net asset value, end of year	$11.01	$9.98	$9.87	$9.77	$10.28

Total return(b)	17.73%	4.34%	3.87%	-2.05%	23.68%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$28.2	$23.3	$23.3	$21.6	$9.9

Ratios to average daily net assets:

Expenses (before expense reduction)	0.90%	0.92%	0.92%	0.98%	1.10%

Expenses (net of expense reduction)	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income (loss) (before expense reduction)	2.64%	2.89%	2.97%	1.67%	0.77%

Net investment income (loss) (net of expense reduction)	2.74%	3.01%	3.09%	1.85%	1.07%

Portfolio turnover rate(c)	76%	113%	104%	83%	71%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Real Assets Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on October 25, 2011 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is to provide attractive total returns over the long term and to maximize real returns during inflationary environments. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares are currently not available for purchase.

Cohen & Steers Real Assets Fund, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, was incorporated on November 22, 2011 and commenced operations on January 31, 2012. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund, consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Fund expects that it will achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the Fund, the Subsidiary may invest without limitation in commodities. Investments in the Subsidiary are limited to 25% of the Fund’s total assets. The Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. The financial statements have been consolidated and include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Commodity futures contracts and options on futures contracts are valued at the settlement price as of the close of futures trading on the primary exchange on which the futures are traded. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) option and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of December 31, 2025 are disclosed in the Fund’s Consolidated Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Inflation adjustments to the principal amount of inflation-adjusted securities are reflected as interest income or reductions to interest income. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any) currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At December 31, 2025, the Fund did not have any option contracts outstanding.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses in the Consolidated Statement of Operations. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the year ended December 31, 2025, a portion of the dividends has been reclassified to distributions from tax return of capital.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities are recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of December 31, 2025, no additional provisions for income tax are required in the Fund’s consolidated financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. The Subsidiary’s taxable income, including net gains, is included, as ordinary income, in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s and Subsidiary’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

For the year ended December 31, 2025, and through June 30, 2027, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses, which include the expenses of the Subsidiary (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.15% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares, 1.30% for Class R shares and 0.80% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the year ended December 31, 2025, fees waived and/or expenses reimbursed totaled $2,336,815.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund’s investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the average daily net assets of the Fund. For the year ended December 31, 2025, the Fund incurred $1,038,914 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a maximum contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a maximum CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the year ended December 31, 2025, the Fund has been advised that the distributor received $26, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $152 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on this class are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of this class, including payments to dealers and other financial intermediaries for selling this class. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to interested directors and officers, except for the Chief Compliance Officer who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $7,745 for the year ended December 31, 2025.

Other: As of December 31, 2025, approximately 30% of the Fund’s outstanding shares were owned by shareholders investing either directly or indirectly through an account, platform or program sponsored by three financial institutions. Investment and asset allocation decisions by either a direct shareholder or financial institution regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets at disadvantageous times or prices, and may negatively affect the Fund’s NAV and performance.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities and U.S. government obligations, excluding short-term investments, for the year ended December 31, 2025 were as follows:

	Securities	U.S. Government Obligations	Total
Purchases	$1,004,046,738	$6,425,297	$1,010,472,035
Sales	732,522,932	4,069,340	736,592,272

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Note 4. Derivative Investments

The following tables present the value of derivatives held at December 31, 2025 and the effect of derivatives held during the year ended December 31, 2025, if any, along with the respective location in the consolidated financial statements.

Consolidated Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Commodity Risk:
Futures Contracts(a)	—	$—	Payable for variation margin on futures contracts	$12,730,608	(b)
Total Return Swap Contracts— Over-the-Counter	Total return swap contracts, at value	448,998	—	—

(a)	Not subject to a master netting agreement or another similar arrangement.

(b)

Amount represents the cumulative appreciation (depreciation) on futures contracts as reported on the Consolidated Schedule of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day variation margin payable to broker.

Consolidated Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity Risk:
Futures Contracts	Net Realized and Unrealized Gain (Loss)	$23,956,001	$10,144,732
Total Return Swap Contracts	Net Realized and Unrealized Gain (Loss)	277,826	448,998
Equity Risk:
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	115,388	134

At December 31, 2025, the Fund’s derivative assets and liabilities (by type), which are subject to a master netting agreement, are as follows:

Derivative Financial Instruments	Assets	Liabilities
Commodity Risk:
Total Return Swap Contracts—Over-the-Counter	$448,998	$—

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund, if any, as of December 31, 2025:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivative Asset(b)
BNP Paribas	$448,998	$—	$—	$448,998

(a)

Collateral received or pledged is limited to the net derivative asset or net derivative liability amounts. Actual collateral amounts received or pledged may be higher than amounts above. Additionally, cash collateral pledged was $1,460,000.

(b)	Net amount represents the net receivable from the counterparty or net payable due to the counterparty in the event of default.

The following summarizes the monthly average volume of the Fund’s option contracts, total return swap contracts and futures contracts activity for the year ended December 31, 2025:

	Written Option Contracts(b)	Total Return Swap Contracts
Average Notional Amount(a)	$396,008	$342,448,476

Futures Contracts(a)
Average Notional Amount—Long	$372,755,750
Average Notional Amount—Short	48,915,702

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts, total return swap contracts and futures contracts outstanding at month-end. For the period, this represents three months for written option contracts, seven months for total return swap contracts and twelve months for futures contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Note 5. Income Tax Information

The tax character of dividends and distributions paid was as follows:

	For the Year Ended December 31,
	2025	2024
Ordinary income	$78,734,956	$19,829,615
Tax return of capital	14,043,342	8,060,486

Total dividends and distributions	$92,778,298	$27,890,101

As of December 31, 2025, the tax-basis components of accumulated earnings, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$1,363,837,500

Gross unrealized appreciation on investments	$180,559,592
Gross unrealized depreciation on investments	(16,402,656)

Net unrealized appreciation (depreciation) on investments	$164,156,936

During the year ended December 31, 2025, the Fund utilized net capital loss carryforwards of $21,713,897.

As of December 31, 2025, the Fund has a net capital loss carryforward of $4,969,456 which may be used to offset future capital gains. The loss is comprised of a short-term capital loss carryforward of $2,695,262 and a long-term capital loss carryforward of $2,274,194 which, under current federal income tax rules, may offset capital gains recognized in any future period.

As of December 31, 2025, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities and unrealized gain on passive foreign investment companies and permanent book/tax differences primarily attributable to certain fixed income securities and subsidiary adjustments. To reflect reclassifications arising from the permanent differences, paid-in capital was charged $12,913,747 and total distributable earnings/(accumulated loss) was credited $12,913,747. Net assets were not affected by this reclassification.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Note 6. Capital Stock

The Fund is authorized to issue 1.4 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 400 million of Class I capital stock, 200 million of Class R capital stock and 200 million of Class Z capital stock. Class F shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A:
Sold	321,147	$3,443,626	421,686	$4,300,285
Issued as reinvestment of dividends and distributions	36,614	396,486	16,396	165,272
Redeemed	(387,758)	(4,141,661)	(447,220)	(4,511,793)

Net increase (decrease)	(29,997)	$(301,549)	(9,138)	$(46,236)

Class C:
Sold	17,700	$191,046	15,125	$157,156
Issued as reinvestment of dividends and distributions	5,565	60,073	4,220	42,371
Redeemed	(156,317)	(1,661,835)	(194,608)	(1,944,908)

Net increase (decrease)	(133,052)	$(1,410,716)	(175,263)	$(1,745,381)

Class I:
Sold	44,064,991	$475,942,573	40,998,394	$415,275,742
Issued as reinvestment of dividends and distributions	7,230,809	78,437,544	2,150,876	21,710,766
Redeemed	(19,537,436)	(210,987,603)	(23,144,755)	(234,295,277)

Net increase (decrease)	31,758,364	$343,392,514	20,004,515	$202,691,231

Class R:
Sold	—	$—	—	$—
Issued as reinvestment of dividends and distributions	83	906	82	832
Redeemed	(1,814)	(18,385)	—	—

Net increase (decrease)	(1,731)	$(17,479)	82	$832

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class Z:
Sold	613,119	$6,637,416	323,009	$3,248,339
Issued as reinvestment of dividends and distributions	159,876	1,729,606	71,102	715,891
Redeemed	(545,649)	(5,959,087)	(419,237)	(4,202,741)

Net increase (decrease)	227,346	$2,407,935	(25,126)	$(238,511)

Note 7. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Commodities Risk: Investing in physical commodities, either directly or through complex instruments such as commodity futures contracts and options on commodity futures contracts presents unique risks, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors including: drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Because the Fund has a significant portion of its assets concentrated in commodity-related derivative instruments, developments affecting commodities may have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-related derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

factors affecting a particular industry or commodity. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. In addition, the relationships between various commodities and related derivatives may not behave as expected. Use of leveraged commodity-related derivatives, if any, creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value).

Investments in commodity futures contracts and options on commodity futures contracts have a high degree of price variability and are subject to rapid and substantial price changes. Such investments could incur significant losses. There can be no assurance that the options strategy will be successful.

The use of options on commodity futures contracts is to enhance risk-adjusted total returns. The use of options, however, may not provide any, or only partial, protection for market declines. The return performance of the commodity futures contracts may not parallel the performance of the commodities or indexes that serve as the basis for the options it buys or sells; this basis risk may reduce overall returns.

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Real Estate Market Risk: Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Companies in the real estate industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Natural Resources Risk: The Fund’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. Rising interest rates and general economic conditions may also affect the demand for natural resources.

Infrastructure Companies Risk: Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from a developing

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

deregulatory environment; costs associated with compliance with and changes in environmental and other regulations; regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure and utilities assets.

Gold and Other Precious Metals Risk: Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of gold and other precious metals. No income is derived from holding physical gold or other precious metals, which is unlike securities that may pay dividends or make other current payments. Although the Fund has contractual protections with respect to the credit risk of their custodian, gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances. If it holds physical gold, the Fund is also subject to an increased risk of loss and expense in connection with the transportation of such assets to and from the Fund’s custodian. In addition, gains derived from trading in gold and other precious metals may result in negative tax consequences due to appreciation in value, which could limit the ability of the Fund to sell its holdings of physical gold and certain ETFs at the desired time.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Derivatives Risk: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, the use of derivatives to hedge the Fund’s foreign currency risks may reduce returns or increase volatility, perhaps substantially.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Tax Risk: The Fund’s ability to make direct and indirect investments in commodity-related derivative instruments and certain related investments, is limited by the Fund’s intention to qualify as a RIC under the Internal Revenue Code of 1986; if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. The Fund’s investment in the Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to RICs.

Additionally, gains realized upon the sale of the Fund’s investments in gold that are not held within the Subsidiary will not count towards the requirement in the Code that to qualify as a RIC in the taxable year, at least 90% of the Fund’s gross income and gains in each taxable year be derived from securities and certain other permitted sources. Accordingly, the Fund may be required to hold its gold investments or to sell them at a loss, or to sell them at a gain, when for investment reasons it would not otherwise do so.

If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The types of derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the statement of additional information (SAI) and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, the Fund’s shareholders would likely suffer decreased investment returns.

Market Disruption and Geopolitical Risk: Geopolitical and market events (including armed conflicts, terrorism, natural disasters, public health emergencies, trade disputes, tariffs, sanctions, and political or economic instability) can cause significant volatility in global markets and may adversely affect the Fund’s investments. Disruptions to supply chains, sharp movements in commodity prices, and changes in investor sentiment or credit conditions may negatively impact issuers, sectors, or entire regions, even those not directly involved in the originating event.

Recent examples include the ongoing conflicts in Ukraine and the Middle East and increasing political polarization around issues such as trade policy, monetary policy and the U.S. debt ceiling. The rapid development and regulation of artificial intelligence technologies may also introduce

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

uncertainty. The scope, severity, and duration of these risks are difficult to predict, but they could materially reduce the value of the Fund’s investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Cybersecurity Risk: With the increased use of technologies such as the Internet and artificial intelligence including machine learning technology and generative artificial intelligence such as ChatGPT, and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

against, or security breakdowns of, the Fund, the investment advisor, subadvisors, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

Shareholder Concentration Risk: The Fund may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by a financial institution. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable income and/or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause a Fund to experience large redemptions, such as changes in investors’ circumstances; changes in the eligibility criteria for a Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Operating Segments

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Fund’s investment advisor and the Fund’s chief executive officer and chief financial officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

The Fund and its Subsidiary are commodity pools under the Commodity Exchange Act. The investment advisor has registered with the CFTC as a commodity pool operator with respect to the Fund and the Subsidiary. Because of its management of other strategies, the Fund’s investment advisor is also registered with the CFTC as a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after December 31, 2025 through the date that the consolidated financial statements were issued, and has determined that no additional disclosure in the consolidated financial statements is required.

Cohen & Steers Real Assets Fund, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

Cohen & Steers Real Assets Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Cohen & Steers Real Assets Fund, Inc. and its subsidiary (the “Fund”) as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, NY

February 23, 2026

We have served as the auditor of one or more investment companies in the Cohen & Steers family of funds since 1991.

Cohen & Steers Real Assets Fund, Inc.

(The following pages are unaudited)

TAX INFORMATION—2025

For the calendar year ended December 31, 2025, for individual taxpayers, the Fund designates $16,734,183 as qualified dividend income eligible for reduced tax rates and $5,785,181 as qualified business income eligible for the 20% deduction. In addition, for corporate taxpayers, 6.06% of the ordinary dividends paid qualified for the dividends received deduction (DRD).

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling (800) 330-7348, (ii) on our website at cohenandsteers.com or (iii) on the U.S. Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling (800) 330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling (800) 330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s net investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. To the extent this occurs, the Fund’s shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Cohen & Steers Real Assets Fund, Inc.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number and account balances

•

Transaction history and account transactions

•

Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call (800) 330-7348

Cohen & Steers Real Assets Fund, Inc.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Registered Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

•

Open an account or buy securities from us

•

Provide account information or give us your contact information

•

Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

Cohen & Steers Real Assets Fund, Inc.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS

REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS

INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS

INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS

GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling (800) 330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

Cohen & Steers Real Assets Fund, Inc.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Chief Financial Officer

Steven Frank

Treasurer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

Vincent L. Childers

Vice President

Nargis Hilal

Deputy Chief Compliance Officer and

Vice President

Jon Cheigh

Vice President

Jason A. Yablon

Vice President

Yigal D. Jhirad

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol:	Class A—RAPAX
Class C—RAPCX
Class F—RAPFX*
Class I—RAPIX
Class R—RAPRX
Class Z—RAPZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Assets Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class F shares are currently not available for purchase.

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Annual Financial Statements and Additional Information

December 31, 2025

Cohen & Steers

Real Assets Fund

If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

RAPAXAR

(b) Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

Date: March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj
Title: Principal Financial Officer
(Chief Financial Officer)

Date: March 4, 2026